Note 6 - Significant Alliances and Related Parties (Q3) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Research and Development Expense, Total	$ 117,844	$ 262,410	$ 506,059	$ 1,375,409	$ 1,656,427	$ 3,619,103
RPCI [Member]
Related Party Transaction [Line Items]
Research and Development Expense, Total	0	9,367	1,197	67,318	67,551	200,455
The Cleveland Clinic [Member]
Related Party Transaction [Line Items]
Research and Development Expense, Total	0	0	0	30,710	30,710	41,484
BBL [Member]
Related Party Transaction [Line Items]
Research and Development Expense, Total	0	129	0	129	124	454,937
Sublease and Other Income, Related Parties	0	0	0	20,808	23,106	46,212
Accounts Receivable, Related Parties, Gross	6,285	219,108	6,285	219,108	6,285	218,300
Accounts Receivable, Related Parties	0	16,957	0	16,957	6,285	16,149
Incuron [Member]
Related Party Transaction [Line Items]
Sublease and Other Income, Related Parties	0	0	0	2,268	2,268	5,107
Accounts Receivable, Related Parties, Gross	130,000	32,512	130,000	32,512	99,285	33,316
Revenue from Related Parties	0	26,928	49,357	295,958	394,544	610,907
GPI [Member]
Related Party Transaction [Line Items]
Sublease and Other Income, Related Parties	0	1,178	0	4,209	7,409	1,725
Accounts Receivable, Related Parties, Gross					3,700	675
Related Party Transaction, Expenses from Transactions with Related Party	$ 13,440	$ 54,700	$ 40,320	$ 149,550	$ 196,975	$ 82,333